Institutional Class | State Farm Equity Fund
STATE FARM EQUITY FUND (SLEIX)
Investment Objective:
The State Farm Equity Fund (the “Fund” or the “Equity Fund”) seeks long term growth of capital.
What are the costs of investing in the Fund?
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)		Institutional Class State Farm Equity Fund Institutional
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		none
Maximum deferred sales charge (load)		none
Maximum account fee	[1]	none
[1]	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Institutional Class State Farm Equity Fund Institutional
Management fees	0.60%
Distribution [and/or Service] (12b-1) fees	none
Other Expenses	0.31%
Acquired Fund Fees & Expenses	none
Total Annual Fund Operating Expenses	0.91%

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Institutional Class State Farm Equity Fund Institutional	93	290	504	1,120

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 51% of the average value of its portfolio.
Principal Investment Strategies
Two different investment sub-advisers, Bridgeway Capital Management, Inc. (“Bridgeway”) and Westwood Management Corp. (“Westwood”), select investments for the Equity Fund. Bridgeway and Westwood each manage approximately one-half of the Equity Fund’s portfolio. State Farm Investment Management Corp. (the “Manager” or “SFIMC”) monitors the performance of the sub-advisers and the split of the portfolio between the sub-advisers. The principal investment strategies employed by the two sub-advisers for their respective portions of the Fund’s portfolio are discussed separately below.

Bridgeway

Bridgeway primarily invests its portion of the Equity Fund in a diversified portfolio of large growth stocks. Bridgeway defines “large stocks” as those whose market capitalization (stock market worth) falls within the range of the Russell 1000 Index, an unmanaged, market value weighted index, which measures performance of approximately 1,000 of the largest companies in the U.S. market with dividends reinvested. The Russell 1000® Index is reconstituted from time to time. The market capitalization of companies in which Bridgeway may invest may vary with market conditions. Growth stocks are those that Bridgeway believes have above average prospects for economic growth. Bridgeway selects stocks within the large-cap growth category for the Equity Fund using a statistically driven approach. Under normal circumstances, at least 80% of Bridgeway’s portion of the Equity Fund’s net assets (plus borrowings for investment purposes) are invested in stocks from among those in the large-cap growth category at the time of purchase.

Bridgeway may invest up to 10% of its segment of the Fund’s assets primarily in common stocks of foreign companies.

Westwood

Under normal market conditions, Westwood invests at least 80% of its portion of the Equity Fund (which includes, for purposes of this test, the amount of any borrowings for investment purposes) primarily in common stocks of large capitalization companies, including foreign companies. Westwood may invest its portion of the Equity Fund in securities of companies economically tied to emerging markets. Westwood invests in a portfolio of seasoned companies utilizing a value style of investing in which it chooses those stocks that Westwood believes have earnings prospects that are currently undervalued by the market relative to some financial measure of worth, such as the ratio of price to earnings, price to sales or price to cash flow. Westwood defines large capitalization companies as those companies with market capitalizations generally greater than $5 billion at the time of purchase, while seasoned companies generally have been operating for at least three years.

In selecting securities, Westwood maintains a list of approved securities of issuers which it believes have proven records and potential for above-average earnings growth. Westwood considers purchasing a security on such list if Westwood’s forecast for growth rates and earnings for that issuer exceeds Wall Street expectations. Other key metrics for evaluating the risk/return profile of an investment include an improving return on equity, a declining debt to equity ratio and, in the case of common equities, positive earnings surprises without a corresponding increase in Wall Street estimates. Westwood has disciplines in place that serve as sell signals, such as a security reaching a pre-determined price target, and/or a fundamental change that negatively impacts the outlook and original investment thesis. The risk characteristics of Westwood’s portion of the Equity Fund, such as beta (a measure of volatility), are generally expected to be less than those of the S&P 500 Index, the Fund’s benchmark.

Both Bridgeway and Westwood may sell individual securities for several reasons including: the investment purpose of the security has been achieved, fundamental deterioration of company prospects, or better alternatives exist. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.
Principal Risks of Investing in the Fund
Investors who purchase shares of the Equity Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or another government agency. An investor in the Fund is subject to the following types of risks:
  Market Risk.    Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.
  Foreign Investing Risk.    Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars. Some foreign markets are considered to be emerging market countries. Investments in these countries subject the Fund to a greater risk of loss than investments in a developed country. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market.
  Management Risk.    The assessment by the Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.
An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.
Investment Results
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at https://www.statefarm.com/finances/mutual-funds/investment-resources/price-performance-distributions/state-farm-fund-performance or by calling 1-800-447-4930.
Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were: Best quarter: 13.13%, during the first quarter of 2012. Worst quarter: -24.05%, during the fourth quarter of 2008.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result.
Average Annual Total Returns (For the periods ended December 31, 2014)
Average Annual Total Returns Institutional Class State Farm Equity Fund	1-Year	5-Year	10-Year
Institutional	15.24%	14.90%	5.19%
Institutional Return After Taxes on Distributions	14.69%	14.66%	4.58%
Institutional Return After Taxes on Distributions and Sale of Fund Shares	9.08%	12.03%	4.15%
S&P 500 Index (reflects no deduction for fees, expenses, and taxes)	13.69%	15.45%	7.67%